Stock-Based Compensation - Summary of Nucor's Restricted Stock Activity under AIP and LTIP (Detail) - Restricted Stock And Restricted Stock Units [Member] - AIP and LTIP [Member] - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	65	73	72
Granted, Shares	136	127	122
Vested, Shares	(138)	(135)	(121)
Canceled, Shares	0	0	0
Unvested at end of year, Shares	63	65	73
Shares reserved for future grants	975	1,111	1,238
Unvested at beginning of year, Grant Date Fair Value	$ 48.20	$ 45.49	$ 43.72
Granted, Grant Date Fair Value	47.07	50.35	47.36
Vested, Grant Date Fair Value	47.15	48.76	46.32
Canceled, Grant Date Fair Value	0	0	0
Unvested at end of year, Grant Date Fair Value	$ 48.07	$ 48.20	$ 45.49